Partners' Capital Equity Offerings (Details) - USD ($)										3 Months Ended	12 Months Ended
	Oct. 08, 2015	Sep. 15, 2015	Oct. 14, 2014	Oct. 07, 2014	Oct. 07, 2014	Aug. 15, 2014	Mar. 28, 2014	Feb. 12, 2014	Jan. 29, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 29, 2016	Sep. 18, 2015
Class of Stock [Line Items]
Aggregate offering price											$ 100,000,000
Partners' capital account, units, sold in public offering (in shares)											248,561
Proceeds from issuance of common units, net											$ 2,900,000
Limited partners' offering costs											300,000
Authorized amount remaining											$ 96,800,000
Limited partners, units issued (in shares)	151,937	7,500,000				4,622,352			3,400,000		51,351,000	50,504,000			7,500,000
Sale of stock (in dollars per share)	$ 11.31	$ 11.31				$ 25.8074999481			$ 26.75
Issuance of common units, net of offering costs	$ 1,700,000	$ 81,000,000				$ 119,300,000			$ 86,900,000
Acquisitions partially funded by the issuance of common units											$ 0	$ 3,442,000	$ 414,396,000
Distribution declared per common unit (in dollars per share)											$ 3.01	$ 3.17	$ 1.85
Paid in kind unit distributions											$ 138,685,000	$ 118,762,000	$ 137,775,000
Limited partner interest											98.70%
Limited Partner
Class of Stock [Line Items]
Issuance of common units, net of offering costs												85,465,000	609,707,000
Paid in kind unit distributions											$ 101,561,000	$ 93,622,000	$ 114,612,000
Partners' Capital Account, Units, Converted											1,350,000	152,000	300,000
Limited Partner | Costar Midstream, L.L.C.
Class of Stock [Line Items]
Common units issued (shares)			6,892,931
Acquisitions partially funded by the issuance of common units			$ 147,300,000.0
Interest rate swap
Class of Stock [Line Items]
Escrowed units returned to partnership (in shares)														1,034,483
Common Units | IPO
Class of Stock [Line Items]
Partners' capital account, units, sold in public offering (in shares)				7,940,625						13,750,000.000
Proceeds from issuance of common units, net				$ 252,700,000
Partners' Capital Account, Sale of Units, Price per Unit				$ 34.63
Existing Common Units
Class of Stock [Line Items]
Partners Capital Units Resulting from Unit Split				22,700,000
Existing Common Units | Prior To Closing Of I P O
Class of Stock [Line Items]
Partners Capital Units Resulting from Unit Split					11,848,735
Lonestar Midstream Holdings L L C [Member] | Class A Common Unit
Class of Stock [Line Items]
Proceeds from issuance of common units, net								$ 8,000,000
Limited partners, units issued (in shares)								190,000
Preferred Units Series D
Class of Stock [Line Items]
Redemption of outstanding units				$ 42,400,000
Preferred Units Series D | Lonestar Midstream Holdings L L C [Member]
Class of Stock [Line Items]
Limited partners, units issued (in shares)							1,008,000
Proceeds from issuance of preferred units							$ 40,000,000